Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000028890
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%		5.28%		6.52%
Without Sales Load [Member] | C000028891
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%		5.92%		7.16%
Without Sales Load [Member] | C000028892
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%		5.51%		6.82%
Without Sales Load [Member] | C000028893
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%		5.41%		6.69%
Without Sales Load [Member] | C000125916
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%		3.15%		6.06%
Without Sales Load [Member] | C000125917
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%		3.46%		6.38%
Without Sales Load [Member] | C000125918
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%		3.21%		6.12%
Without Sales Load [Member] | C000015922
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%		3.29%		5.18%
Without Sales Load [Member] | C000015923
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%		3.92%		5.82%
Without Sales Load [Member] | C000015924
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%		3.66%		5.55%
Without Sales Load [Member] | C000015921
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%		3.50%		5.39%
Without Sales Load [Member] | C000047545
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		0.35%		2.23%
Without Sales Load [Member] | C000047546
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		0.97%		2.84%
Without Sales Load [Member] | C000047547
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%		0.71%		2.59%
Without Sales Load [Member] | C000015798
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%		11.57%		14.50%
Without Sales Load [Member] | C000015799
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%		12.23%		15.19%
Without Sales Load [Member] | C000163203
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		12.23%		15.19%
Without Sales Load [Member] | C000015800
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%		11.96%		14.90%
Without Sales Load [Member] | C000015801
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%		11.77%		14.72%
Without Sales Load [Member] | C000034673
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		12.34%		10.66%
Without Sales Load [Member] | C000034674
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%		13.03%		11.33%
Without Sales Load [Member] | C000163204
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%		13.05%		11.33%
Without Sales Load [Member] | C000034675
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%		12.78%		11.06%
Without Sales Load [Member] | C000034676
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%		12.60%		10.90%
Without Sales Load [Member] | C000015349
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%		1.51%		1.66%
Without Sales Load [Member] | C000015350
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%		2.13%		2.27%
Without Sales Load [Member] | C000015351
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%		1.86%		2.01%
Without Sales Load [Member] | C000079016
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%		2.49%		4.51%
Without Sales Load [Member] | C000079017
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%		2.74%		4.73%
Without Sales Load [Member] | C000079018
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%		8.46%		9.15%
Without Sales Load [Member] | C000079019
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%		8.92%		9.62%
Without Sales Load [Member] | C000079020
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%		7.08%		8.16%
Without Sales Load [Member] | C000079021
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%		7.50%		8.59%
Without Sales Load [Member] | C000079022
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%		4.50%		6.28%
Without Sales Load [Member] | C000079023
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		4.86%		6.64%
Without Sales Load [Member] | C000075972
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		13.50%		13.91%
Without Sales Load [Member] | C000015822
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%		14.10%		14.51%
Without Sales Load [Member] | C000047554
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%		13.83%		14.23%
Without Sales Load [Member] | C000053098
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%		13.65%		14.05%
Without Sales Load [Member] | C000240437
Average Annual Return [Line Items]
Average Annual Return, Percent	17.67%	20.94%
Without Sales Load [Member] | C000015417
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%		3.41%		3.37%
Without Sales Load [Member] | C000015418
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%		4.03%		3.99%
Without Sales Load [Member] | C000015419
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%		3.77%		3.73%
Without Sales Load [Member] | C000015420
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%		3.60%		3.57%
Without Sales Load [Member] | C000015784
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.31%)		5.30%		4.43%
Without Sales Load [Member] | C000015785
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%		5.93%		5.06%
Without Sales Load [Member] | C000015786
Average Annual Return [Line Items]
Average Annual Return, Percent	0.03%		5.67%		4.80%
Without Sales Load [Member] | C000015787
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)		5.51%		4.64%
Without Sales Load [Member] | C000015780
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%		12.42%		10.33%
Without Sales Load [Member] | C000015781
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%		13.09%		11.00%
Without Sales Load [Member] | C000015782
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%		12.82%		10.72%
Without Sales Load [Member] | C000015783
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%		12.65%		10.56%
Without Sales Load [Member] | C000015329
Average Annual Return [Line Items]
Average Annual Return, Percent	38.59%		(0.26%)		8.65%
Without Sales Load [Member] | C000015330
Average Annual Return [Line Items]
Average Annual Return, Percent	39.06%		0.29%		9.27%
Without Sales Load [Member] | C000015331
Average Annual Return [Line Items]
Average Annual Return, Percent	38.77%		0.04%		9.00%
Without Sales Load [Member] | C000015332
Average Annual Return [Line Items]
Average Annual Return, Percent	38.84%		(0.05%)		8.87%
Without Sales Load [Member] | C000028903
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%		4.25%		8.38%
Without Sales Load [Member] | C000015333
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%		4.89%		9.04%
Without Sales Load [Member] | C000168687
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%		4.90%	9.29%
Without Sales Load [Member] | C000015334
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%		4.63%		8.77%
Without Sales Load [Member] | C000015335
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%		4.47%		8.60%
Without Sales Load [Member] | C000015776
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)		4.44%		8.83%
Without Sales Load [Member] | C000168690
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%		5.06%	9.37%
Without Sales Load [Member] | C000015778
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%		4.80%		9.21%
Without Sales Load [Member] | C000015779
Average Annual Return [Line Items]
Average Annual Return, Percent	0.02%		4.66%		9.05%
Without Sales Load [Member] | C000015823
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%		8.83%		10.65%
Without Sales Load [Member] | C000015824
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%		9.49%		11.32%
Without Sales Load [Member] | C000168694
Average Annual Return [Line Items]
Average Annual Return, Percent	12.31%		9.49%	11.36%
Without Sales Load [Member] | C000015825
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%		9.22%		11.04%
Without Sales Load [Member] | C000015826
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%		9.04%		10.87%
Without Sales Load [Member] | C000015827
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%		10.61%		10.02%
Without Sales Load [Member] | C000015828
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%		11.28%		10.68%
Without Sales Load [Member] | C000015829
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%		11.00%		10.41%
Without Sales Load [Member] | C000015830
Average Annual Return [Line Items]
Average Annual Return, Percent	14.05%		10.83%		10.24%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	20.20%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%		8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%		8.41%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%	11.98%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%	11.98%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%		11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%		4.76%		6.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%		4.76%		6.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%		4.76%		6.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%		4.76%		6.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%		14.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%		8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%		8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%		8.14%
ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%		4.50%		6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		4.50%		6.52%
ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%		4.50%		6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		4.50%		6.52%
ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%		4.50%		6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		4.50%		6.52%
ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%		4.50%		6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		4.50%		6.52%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		1.12%		3.09%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		1.12%		3.09%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		1.12%		3.09%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%		1.97%		2.09%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%		1.97%		2.09%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%		1.97%		2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%		3.60%		5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%		3.60%		5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%		9.31%		9.97%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%		9.31%		9.97%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%		8.14%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%		8.14%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk® Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%		4.75%		6.26%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
S&P Target Risk® Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%		4.75%		6.26%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	21.16%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
FTSE EPRA Nareit Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%		2.76%		3.25%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
FTSE EPRA Nareit Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%		2.76%		3.25%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
FTSE EPRA Nareit Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%		2.76%		3.25%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
FTSE EPRA Nareit Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%		2.76%		3.25%
MSCI U.S. REIT® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%		6.58%		5.71%
MSCI U.S. REIT® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%		6.58%		5.71%
MSCI U.S. REIT® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%		6.58%		5.71%
MSCI U.S. REIT® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%		6.58%		5.71%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%		4.20%		8.42%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%		4.20%		8.42%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%		4.20%		8.42%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%		4.20%		8.42%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%	10.06%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%		9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%		9.62%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%		12.17%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%	12.57%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%		12.17%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%		12.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.59%)		2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		8.37%		9.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.59%)		2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		8.37%		9.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	1.72%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	15.19%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.59%)	1.82%
60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		8.37%	9.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.59%)		2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		8.37%		9.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		(0.59%)		2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		8.37%		9.85%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%		10.53%